Information by business segment and geographic area (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 9,920	$ 9,673	$ 18,379	$ 18,107
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6,729	6,235	12,021	11,217
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,394	1,413	2,979	2,735
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	175	128	323	235
Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	873	1,379	1,703	2,887
Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	702	492	1,279	982
Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	47	26	74	51
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,994	4,638	8,668	8,045
Country Of China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,787	4,364	8,315	7,639
Country Of China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2		2
Country Of China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	84	217	138	295
Country Of China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	94	55	186	109
Country Of China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	29		29
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	927	824	1,609	1,513
Country Of Japan [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	710	623	1,230	1,102
Country Of Japan [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	87	54	152	106
Country Of Japan [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1		1
Country Of Japan [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	129	147	226	305
Country Of Japan [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Japan [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	937	816	1,750	1,446
Asia Except Japan And China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	605	519	1,204	922
Asia Except Japan And China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	112	67	151	108
Asia Except Japan And China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2	3	5	5
Asia Except Japan And China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	82	227	190	367
Asia Except Japan And China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	136		200	44
Asia Except Japan And China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	868	994	1,874	1,913
Country Of Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	273	361	602	722
Country Of Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	410	465	931	874
Country Of Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	172	124	317	229
Country Of Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	12	18	20	37
Country Of Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1	26	4	51
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	254	431	497	942
Country Of United States Of America [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	51	97	103	183
Country Of United States Of America [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	196	334	374	759
Country Of United States Of America [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	7		20
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	287	227	593	517
Americas Except United States And Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue				1
Americas Except United States And Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	107	102	228	248
Americas Except United States And Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	141	123	264	266
Americas Except United States And Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	39	2	101	2
Americas Except United States And Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	286	294	612	722
Country Of Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	89	47	157	138
Country Of Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	49		84	33
Country Of Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1		1
Country Of Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	81	123	177	297
Country Of Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	67	123	194	253
Country Of Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	793	933	1,476	2,068
Europe Except Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	265	321	506	693
Europe Except Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	11	119	52	258
Europe Except Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Europe Except Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	141	181	299	543
Europe Except Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	366	312	598	574
Europe Except Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	10		21
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	574	516	1,300	941
Middle East Africa And Oceania [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			7
Middle East Africa And Oceania [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	567	507	1,278	923
Middle East Africa And Oceania [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	7	9	15	18
Middle East Africa And Oceania [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue